Fees Summary	Aug. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 371,000
Previously Paid Amount	0.00
Total Fee Amount	51.24
Total Offset Amount	0.00
Net Fee	51.24
Narrative - Max Aggregate Offering Price	$ 371,000
Final Prospectus	true